Related party transactions (Details)			1 Months Ended				3 Months Ended		12 Months Ended
	Nov. 01, 2013	Oct. 30, 2013 NOK	Feb. 28, 2015	Oct. 31, 2013 USD ($)	Jun. 30, 2013 USD ($) option	Apr. 30, 2011 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 NOK	Dec. 31, 2014 NOK	Feb. 28, 2014	Jan. 31, 2014 USD ($)	Nov. 20, 2013 USD ($)	Oct. 17, 2013 USD ($)	Jun. 28, 2013 USD ($)	Jun. 27, 2013 USD ($)	Mar. 31, 2012 USD ($)
Related Party Transaction [Line Items]
Debt instrument, periodic payment, interest									$ 11,700,000	$ 8,900,000
Proceeds from related party debt									0	40,000,000	$ 193,500,000
Repayments of related party debt									0	110,000,000	21,600,000
Amount due from related party							$ 34,800,000		4,700,000	34,800,000
Amount due to related party							17,000,000		$ 39,800,000	17,000,000
Majority Shareholder
Related Party Transaction [Line Items]
Percent of common stock outstanding									70.40%			70.40%
Proceeds from related party debt									$ 0	142,000,000	355,000,000
Repayments of related party debt									0	517,000,000	659,400,000
Management Agreement | Majority Shareholder
Related Party Transaction [Line Items]
Related party transaction, employee services, margin percentage	7.00%
Management fees revenue										7,100,000
Reimbursement from related parties, crew costs										37,800,000
Management Services | Majority Shareholder
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party									$ 25,000,000	27,600,000	32,400,000
Related party transaction, agreement termination period									90 days
Related party transaction, fee, margin percentage									8.00%
Newbuild Construction Services | Majority Shareholder
Related Party Transaction [Line Items]
Related party transaction, fee, margin percentage									5.00%
Newbuild Construction Services | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party									$ 12,400,000	9,300,000	3,400,000
Performance Guarantee | Majority Shareholder
Related Party Transaction [Line Items]
Guarantor obligations, maximum exposure, undiscounted							250,000,000		200,000,000	250,000,000
Related party transaction, expenses from transactions with related party									$ 2,100,000	2,500,000
Performance Guarantee | Parent Company | Majority Shareholder
Related Party Transaction [Line Items]
Guarantor obligation, annual fee (as a percentage)									1.00%
US $85 Million Unsecured Revolving Shareholder Loan | Revolving Credit Facility | Majority Shareholder
Related Party Transaction [Line Items]
Debt instrument, periodic payment, interest									$ 100,000	1,000,000
Maximum borrowing capacity									85,000,000							$ 85,000,000		$ 335,000,000	$ 200,000,000	$ 200,000,000
Proceeds from related party debt									$ 0
Repayments of related party debt										0
US $85 Million Unsecured Revolving Shareholder Loan | Revolving Credit Facility | LIBOR | Majority Shareholder
Related Party Transaction [Line Items]
Description of variable rate basis									Libor
Basis spread on variable rate									3.00%
Credit Facility US$2,000 | Secured Debt
Related Party Transaction [Line Items]
Maximum borrowing capacity						$ 2,000,000,000
Term of debt (in years)						6 years
Credit Facility US$2,000 | Secured Debt | LIBOR
Related Party Transaction [Line Items]
Description of variable rate basis						Libor
Basis spread on variable rate						2.00%
US $475 Million Revolving Credit Facility | Revolving Credit Facility | SF Linus Ltd
Related Party Transaction [Line Items]
Maximum borrowing capacity				$ 475,000,000
Term of debt (in years)				5 years
Guarantee fee percent			0.30%
US $475 Million Revolving Credit Facility | Revolving Credit Facility | LIBOR | SF Linus Ltd
Related Party Transaction [Line Items]
Description of variable rate basis				LIBOR
Basis spread on variable rate				2.75%
Loans Payable | US $500 Million Fixed Interest Bond | Majority Shareholder
Related Party Transaction [Line Items]
Debt face amount						$ 500,000,000
Coupon rate (as a percent)						7.70%
Debt instrument, settlement premium															$ 22,500,000
Loans Payable | US $500 Million Fixed Interest Bond | Parent Company
Related Party Transaction [Line Items]
Debt face amount						$ 500,000,000
Coupon rate (as a percent)						7.75%
Loans Payable | US $600 Million Unsecured Bond
Related Party Transaction [Line Items]
Debt face amount															$ 600,000,000
Coupon rate (as a percent)															6.25%
Loans Payable | US $600 Million Unsecured Bond | Parent Company
Related Party Transaction [Line Items]
Debt face amount							$ 186,600,000.0		$ 186,600,000.0	$ 186,600,000.0
Coupon rate (as a percent)									6.25%			6.25%			6.25%
Debt instrument, ownership percentage									31.10%	31.10%
Loans Payable | NOK1,500 Million Floating Interest Rate Bond
Related Party Transaction [Line Items]
Coupon rate (as a percent)		6.18%
Long-term debt, fair value | NOK		NOK 1,500,000,000										NOK 1,500,000,000
Debt Instrument, fee amount									$ 0.003
Guarantee fee percent			0.30%
Loans Payable | NOK1,500 Million Floating Interest Rate Bond | Parent Company
Related Party Transaction [Line Items]
Debt face amount | NOK		NOK 11,000,000										NOK 9,400,000.0	NOK 11,000,000.0
Debt instrument, ownership percentage							5.50%		5.50%	5.50%
Debt instrument, periodic payment, interest									$ 400,000	$ 0
Guarantor obligations, maximum exposure, undiscounted							$ 0		$ 3,900,000	0
Loans Payable | NOK1,500 Million Floating Interest Rate Bond | NIBOR
Related Party Transaction [Line Items]
Description of variable rate basis									NIBOR
Basis spread on variable rate		4.40%
Loans Payable | US $195 Million Loan | SF Linus Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Debt face amount																		195,000,000
Repayments of long-term debt								$ 70,000,000	$ 125,000,000	125,000,000
Frontline Management (Bermuda) Ltd. | Management Services | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party									1,200,000	1,300,000	100,000
Seatankers Management Norway AS | Management Services | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party									200,000	0	0
Ship Finance | Affiliated Entity
Related Party Transaction [Line Items]
Sale leaseback transaction, amount of transaction					$ 600,000,000
Sale value (in US$ millions)					$ 195,000,000
Sale leaseback, lease term					15 years
Number of options to repurchase | option					4
Ship Finance | Parent Company | Affiliated Entity
Related Party Transaction [Line Items]
Variable interest entity, financial or other support, up to amount					$ 525,000,000
Ship Finance | US $475 Million Revolving Credit Facility | SF Linus Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Debt face amount							$ 451,300,000		354,000,000	451,300,000							$ 475,000,000
Ship Finance | Loans Payable | US $195 Million Loan | Affiliated Entity
Related Party Transaction [Line Items]
Debt fees paid									5,600,000	4,900,000
Ship Finance | Loans Payable | US $195 Million Loan | SF Linus Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Debt face amount																		$ 195,000,000
Coupon rate (as a percent)														4.50%
Archer Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party									$ 1,900,000	$ 1,000,000	$ 4,000,000